Advances for Vessels under Construction	12 Months Ended
Dec. 31, 2011
Advances For Vessels Under Construction (Abstract)
Advances for Vessels under Construction
5.           Advances for Vessels under Construction:

On March 24 and April 6, 2010, the Company signed two contracts with the shipbuilder Hanjin to build two Capesize vessels at a price of $106,880 in aggregate. During the year ended December 31, 2010 the Company paid advances to the shipbuilder amounting to $21,432 and $21,320 for Star Borealis and Star Polaris, respectively, and capitalized interest and other expenses of $644 and $77, respectively. During the year ended December 31, 2011 the Company paid advances to shipbuilder amounting to $32,257 and $32,114 for Star Borealis and Star Polaris, respectively, and capitalized interest and other expenses of $1,901 and $941, respectively. Advances for vessels under construction as of December 31, 2011 are $0 as Star Borealis was delivered to the Company on September 9, 2011 and Star Polaris was delivered to the Company on November 14, 2011.